JPMorgan Value Advantage Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.4%
Aerospace & Defense — 2.5%
General Dynamics Corp.	313	66,367
Northrop Grumman Corp.	121	57,144
Raytheon Technologies Corp.	1,227	100,423
		223,934
Air Freight & Logistics — 0.6%
FedEx Corp.	388	57,562
Banks — 11.7%
Bank of America Corp.	9,877	298,295
Citigroup, Inc.	1,285	53,522
Citizens Financial Group, Inc.	2,744	94,298
M&T Bank Corp.	1,035	182,476
PNC Financial Services Group, Inc. (The)	717	107,191
Truist Financial Corp.	2,361	102,773
US Bancorp	1,837	74,064
Wells Fargo & Co.	2,864	115,179
		1,027,798
Beverages — 0.5%
Keurig Dr Pepper, Inc.	1,216	43,560
Biotechnology — 3.5%
AbbVie, Inc.	1,308	175,505
Regeneron Pharmaceuticals, Inc. *	98	67,647
Vertex Pharmaceuticals, Inc. *	213	61,730
		304,882
Building Products — 1.2%
Carlisle Cos., Inc.	224	62,899
Fortune Brands Home & Security, Inc.	808	43,387
		106,286
Capital Markets — 3.1%
Charles Schwab Corp. (The)	1,091	78,446
Invesco Ltd.	1,662	22,765
Morgan Stanley	725	57,245
Northern Trust Corp.	683	58,408
T. Rowe Price Group, Inc.	515	54,105
		270,969
Chemicals — 0.3%
Axalta Coating Systems Ltd. *	1,239	26,102
Communications Equipment — 0.7%
Cisco Systems, Inc.	919	36,760
CommScope Holding Co., Inc. *	2,289	21,085
		57,845

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	311	100,034
Vulcan Materials Co.	156	24,618
		124,652
Consumer Finance — 2.3%
American Express Co.	481	64,905
Capital One Financial Corp.	1,502	138,429
		203,334
Containers & Packaging — 1.2%
Packaging Corp. of America	606	68,070
WestRock Co.	1,282	39,582
		107,652
Diversified Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B *	766	204,591
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	2,966	112,599
Electric Utilities — 4.1%
American Electric Power Co., Inc.	540	46,676
Edison International	822	46,492
Entergy Corp.	503	50,647
NextEra Energy, Inc.	897	70,370
PG&E Corp. *	3,950	49,373
Xcel Energy, Inc.	1,590	101,763
		365,321
Electrical Equipment — 0.5%
Eaton Corp. plc	360	47,983
Electronic Equipment, Instruments & Components — 0.6%
TD SYNNEX Corp.	638	51,834
Equity Real Estate Investment Trusts (REITs) — 7.0%
American Homes 4 Rent, Class A	1,910	62,666
Apple Hospitality REIT, Inc.	2,181	30,672
Brixmor Property Group, Inc.	3,077	56,829
Federal Realty OP LP	491	44,258
JBG SMITH Properties	1,684	31,283
Kimco Realty Corp.	4,096	75,414
Lamar Advertising Co., Class A	470	38,770
Mid-America Apartment Communities, Inc.	394	61,151
Public Storage	136	39,764
Rayonier, Inc.	1,864	55,858
Welltower, Inc.	359	23,110
Weyerhaeuser Co.	3,270	93,380
		613,155

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food & Staples Retailing — 1.0%
Albertsons Cos., Inc., Class A	1,624	40,365
Sysco Corp.	617	43,621
		83,986
Food Products — 1.8%
Kraft Heinz Co. (The)	2,288	76,288
Post Holdings, Inc. *	975	79,859
		156,147
Health Care Equipment & Supplies — 0.9%
Medtronic plc	524	42,294
Zimmer Biomet Holdings, Inc.	365	38,140
		80,434
Health Care Providers & Services — 5.5%
AmerisourceBergen Corp.	777	105,124
Cigna Corp.	206	57,242
CVS Health Corp.	1,314	125,307
HCA Healthcare, Inc.	373	68,616
Laboratory Corp. of America Holdings	282	57,675
UnitedHealth Group, Inc.	146	73,703
		487,667
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc. *	30	48,803
Texas Roadhouse, Inc.	552	48,185
		96,988
Household Durables — 1.1%
Mohawk Industries, Inc. *	541	49,315
Newell Brands, Inc.	3,224	44,782
		94,097
Household Products — 1.4%
Energizer Holdings, Inc.	1,364	34,295
Procter & Gamble Co. (The)	675	85,236
		119,531
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	353	58,927
Insurance — 8.0%
Alleghany Corp. *	83	69,748
American International Group, Inc.	496	23,541
Chubb Ltd.	421	76,580
CNA Financial Corp.	713	26,328
Fairfax Financial Holdings Ltd. (Canada)	139	63,534
Hartford Financial Services Group, Inc. (The)	931	57,640
Loews Corp.	2,817	140,419
Marsh & McLennan Cos., Inc.	146	21,728

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Progressive Corp. (The)	656	76,234
Travelers Cos., Inc. (The)	950	145,566
		701,318
Interactive Media & Services — 1.5%
Alphabet, Inc., Class C *	427	41,104
IAC, Inc. *	752	41,635
Meta Platforms, Inc., Class A *	355	48,153
		130,892
IT Services — 1.2%
FleetCor Technologies, Inc. *	243	42,844
International Business Machines Corp.	504	59,833
		102,677
Machinery — 2.2%
Dover Corp.	694	80,896
ITT, Inc.	590	38,537
Middleby Corp. (The) *	319	40,848
Timken Co. (The)	532	31,415
		191,696
Media — 1.6%
DISH Network Corp., Class A *	190	2,635
Liberty Broadband Corp., Class C *	634	46,826
Liberty Media Corp.-Liberty SiriusXM, Class C *	1,643	61,950
Nexstar Media Group, Inc., Class A	168	27,966
		139,377
Multiline Retail — 0.9%
Dollar General Corp.	183	43,751
Target Corp.	261	38,774
		82,525
Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	1,028	147,750
ConocoPhillips	1,591	162,799
Coterra Energy, Inc.	3,321	86,755
Diamondback Energy, Inc.	354	42,679
Kinder Morgan, Inc.	4,824	80,270
Marathon Petroleum Corp.	392	38,879
Phillips 66	911	73,502
Williams Cos., Inc. (The)	2,576	73,762
		706,396
Personal Products — 0.3%
BellRing Brands, Inc. *	1,234	25,431
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	2,675	190,180
Johnson & Johnson	774	126,493

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Pharmaceuticals — continued
Merck & Co., Inc.	711	61,201
Organon & Co.	680	15,918
		393,792
Professional Services — 0.5%
Leidos Holdings, Inc.	512	44,811
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	846	57,133
Road & Rail — 0.3%
Norfolk Southern Corp.	139	29,120
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	426	59,387
NXP Semiconductors NV (China)	278	40,949
Texas Instruments, Inc.	602	93,234
		193,570
Specialty Retail — 4.7%
AutoZone, Inc. *	52	111,710
Bath & Body Works, Inc.	1,223	39,850
Best Buy Co., Inc.	469	29,724
Dick's Sporting Goods, Inc. (a)	557	58,264
Gap, Inc. (The)	2,096	17,210
Home Depot, Inc. (The)	115	31,761
Lowe's Cos., Inc.	411	77,171
Murphy USA, Inc.	182	50,121
		415,811
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Technology Holdings plc	330	17,582
Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	752	50,637
Ralph Lauren Corp. (a)	526	44,656
		95,293
Tobacco — 0.7%
Philip Morris International, Inc.	735	61,021
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. *	393	52,715
Total Common Stocks (Cost $6,475,936)		8,568,996
Short-Term Investments — 2.8%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c) (Cost $206,543)	206,480	206,563

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	35,279	35,279
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	3,972	3,972
Total Investment of Cash Collateral from Securities Loaned (Cost $39,249)		39,251
Total Short-Term Investments (Cost $245,792)		245,814
Total Investments — 100.2% (Cost $6,721,728)		8,814,810
Liabilities in Excess of Other Assets — (0.2)%		(18,497)
NET ASSETS — 100.0%		8,796,313

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $32,734.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,814,810	$—	$—	$8,814,810

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$338,719	$716,184	$848,369	$19	$10	$206,563	206,480	$939	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	47,053	110,000	121,800	22	4	35,279	35,279	215	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	6,257	39,749	42,034	—	—	3,972	3,972	28	—
Total	$392,029	$865,933	$1,012,203	$41	$14	$245,814		$1,182	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.